SCHEDULE I-CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	[1]
Assets:
Cash and cash equivalents	¥ 2,864,543	$ 449,511	¥ 2,469,909		¥ 3,198,086
Prepaid expenses and other assets	352,015	55,239	278,591
Amounts due from related parties	879,256	137,974	884,006
Available-for-sale investments	177,360	27,832	175,515
Total assets	7,739,440	1,214,487	6,702,253
Liabilities:
Accrued expenses and other liabilities	1,182,783	185,604	1,208,915
Total liabilities	2,918,008	457,899	2,924,589
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 187,569,640 and 189,856,980 shares issued as of December 31, 2020 and 2021, respectively; 167,965,710 and 169,995,926 shares outstanding as of December 31, 2020 and 2021, respectively)	123	19	121
Treasury stock (1,043,930 and 1,301,054 shares as of December 31, 2020 and 2021, respectively)	(42,897)	(6,731)	(40,147)
Additional paid-in capital	5,100,486	800,378	5,058,176
Accumulated other comprehensive income	11,553	1,812	17,108
Accumulated deficit	(247,833)	(38,890)	(1,257,594)
Total equity	4,821,432	756,588	3,777,664		¥ 4,490,090	¥ (363,413)
Total liabilities and equity	¥ 7,739,440	$ 1,214,487	¥ 6,702,253
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000	500,000,000
Ordinary shares, issued (in shares)	189,856,980	189,856,980	187,569,640
Ordinary shares, outstanding (in shares)	169,995,926	169,995,926	167,965,710
Treasury Stock, Shares	1,301,054	1,301,054	1,043,930
Reportable Legal Entities | Parent Company
Assets:
Cash and cash equivalents	¥ 6,464	$ 1,014	¥ 51,013
Prepaid expenses and other assets	172	27	2,319
Amounts due from its subsidiaries and the consolidated VIEs	1,407,745	220,906	820,329
Amounts due from related parties | ¥	0		575,537
Available-for-sale investments	88,987	13,964	73,990
Investments in its subsidiaries and the consolidated VIEs	3,332,221	522,899	2,263,159
Total assets	4,835,589	758,810	3,786,347
Liabilities:
Accrued expenses and other liabilities	14,157	2,222	8,683
Total liabilities	14,157	2,222	8,683
Equity:
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized; 187,569,640 and 189,856,980 shares issued as of December 31, 2020 and 2021, respectively; 167,965,710 and 169,995,926 shares outstanding as of December 31, 2020 and 2021, respectively)	123	19	121
Treasury stock (1,043,930 and 1,301,054 shares as of December 31, 2020 and 2021, respectively)	(42,897)	(6,731)	(40,147)
Additional paid-in capital	5,100,486	800,378	5,058,176
Accumulated other comprehensive income	11,553	1,812	17,108
Accumulated deficit	(247,833)	(38,890)	(1,257,594)
Total equity	4,821,432	756,588	3,777,664
Total liabilities and equity	¥ 4,835,589	$ 758,810	¥ 3,786,347
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000	500,000,000
Ordinary shares, issued (in shares)	189,856,980	189,856,980	187,569,640
Ordinary shares, outstanding (in shares)	169,995,926	169,995,926	167,965,710
Treasury Stock, Shares	1,301,054	1,301,054	1,043,930

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.